Reverse Recapitalization and Business Combination (Details Narrative) - USD ($)			12 Months Ended
	Oct. 22, 2021	Oct. 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock par value			$ 0.0001	$ 0.0001
Percentage of earn out shares to be released	25.00%
Period to issue earn out shares immediately closing of acquisition	5 years
Threshold VWAP	$ 30.00
Net assets acquired and adjusted to forward share purchase liability		$ 13,098,599	$ 6,338,306
First Earnout [Member]
Business Acquisition [Line Items]
Percentage of earn out shares to be released	25.00%
Period to issue earn out shares immediately closing of acquisition	5 years
Threshold VWAP	$ 15.00
Threshold VWAP trading days	20 days
Threshold VWAP consecutive trading days	30 days
Second Earnouts [Member]
Business Acquisition [Line Items]
Percentage of earn out shares to be released	25.00%
Period to issue earn out shares immediately closing of acquisition	5 years
Threshold VWAP	$ 20.00
Threshold VWAP trading days	20 days
Threshold VWAP consecutive trading days	30 days
Third Earnouts [Member]
Business Acquisition [Line Items]
Percentage of earn out shares to be released	25.00%
Period to issue earn out shares immediately closing of acquisition	5 years
Threshold VWAP	$ 25.00
Threshold VWAP trading days	20 days
Threshold VWAP consecutive trading days	30 days
Fourth Earnouts [Member]
Business Acquisition [Line Items]
Threshold VWAP trading days	20 days
Threshold VWAP consecutive trading days	30 days
Forward Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction		1,390,000
Sale of stock, price per share		$ 10.10
Sale of stock description			Further, BCYP shall purchase the remaining shares held by Radcliffe not sold in the open market in excess of the Market Sales Price at the later of (a) the 90th day after the closing of the Business Combination, or (b) the first business day following the 95th day after the closing of the Business Combination if BCYP directs Radcliffe to sell shares
Common stock shares held		1,296,891
Big Cypress Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of shares issued or issuable to acquire entity	36,465,343
Common stock par value	$ 0.0001
VWAP threshold period for earn out shares	5 years
Big Cypress Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
VWAP threshold period for earn out shares	5 years
Contingent right to receive pro rate portion of earn out shares	12,000,000
Contingent right earn out shares contingently issuable upon future satisfaction	1,508,063
Contingent right earn out shares, outstanding	10,491,937
Contingent right to receive pro rate portion of earn out shares, fair value	$ 101,300,000